Organization and Principal Activities (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
		Dec. 22, 2025	Sep. 04, 2024	Nov. 24, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 02, 2025	May 12, 2025	Sep. 09, 2024	Sep. 05, 2023	May 09, 2023
Organization and Principal Activities [Line Items]
Incorporated date					Nov. 30, 2018
Number of shares issued per unit (in Shares)		50			10
Issued capital par value (in Dollars per share)										$ 0.001		$ 1,240,000
Common stock dividend				$ 20,200
Common stock dividend shares (in Shares)				20,000,000
Preferred shares dividend (in Shares)				2,000,000
Preferred shares par value (in Dollars per share)					$ 0.0001	$ 0.0001
Authorized share capital		$ 500,700
Preferred stock shares authorized (in Shares)					2,000,000	2,000,000
Option agreements, term					10 years
Borrowings from banks					$ 7,652	$ 12,507	$ 4,660
Repayments of Bank Debt					12,522	6,949	$ 4,802
Registered capital					3,300	3,300
Non-distributable statutory reserves amounting					$ 1,400	$ 1,400
Shenzhen Leshare Investment Co.,Ltd [Member]
Organization and Principal Activities [Line Items]
Stock split description			the Company effected the increase of the Company’s authorized share capital as from US$200,200 divided into 200,000,000 ordinary shares of a par value of US$0.001 each and 2,000,000 preferred shares of a par value of US$0.0001 each; to US$200,700 divided into 200,000,000 Class A ordinary shares of a par value of US$0.001 each (the “Class A Shares”), 500,000 Class B ordinary shares of a par value of US$0.001 each (the “Class B Shares”) and 2,000,000 preferred shares of a par value of US$0.0001 each; by the creation of 500,000 Class B ordinary shares of a par value of US$0.001 each. Class A Shares and Class B Shares shall at all times vote together as one class, and each Class A Share shall be entitled to one (1) vote and each Class B Share shall be entitled to one hundred (100) votes.
Common Stock [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value (in Dollars per share)		$ 0.0001	$ 0.001	$ 0.001	$ 0.0001						$ 0.001	$ 0.001
Ordinary shares par value (in Dollars per share)		$ 0.05
Exclusive Option Agreement [Member]
Organization and Principal Activities [Line Items]
Option agreements successive, term					5 years
Master Exclusive Service Agreement [Member]
Organization and Principal Activities [Line Items]
Option agreements, term						10 years
Advance notice					30 years
Exclusive Option Agreement [Member]
Organization and Principal Activities [Line Items]
Advance notice					30 years
Minimum [Member]
Organization and Principal Activities [Line Items]
Authorized share capital									$ 200,070
Maximum [Member]
Organization and Principal Activities [Line Items]
Authorized share capital									$ 500,700
Common Stock [Member]
Organization and Principal Activities [Line Items]
Number of shares issued per unit (in Shares)		1		1
Issued capital par value (in Dollars per share)				$ 0.0001
Issued and Unissued par value per share (in Dollars per share)		$ 0.0001
Preferred Stock [Member]
Organization and Principal Activities [Line Items]
Preferred shares par value (in Dollars per share)		$ 0.0001		$ 0.0001
Preferred stock shares authorized (in Shares)		2,000,000
Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value (in Dollars per share)	[1]				$ 0.05	$ 0.05
Ordinary share authorized (in Shares)		10,000,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value (in Dollars per share)		$ 0.05	0.001					$ 0.05
Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value (in Dollars per share)					$ 0.001	$ 0.001
Ordinary share authorized (in Shares)		500,000
Class B Ordinary Shares [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value (in Dollars per share)		$ 0.001	$ 0.001

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation of Class A at a ratio of one-for-fiftieth (50) effective on December 22, 2025 (Note 1).